Other payables	12 Months Ended
Dec. 31, 2021
Other Payables [Abstract]
Other payables	Other payables

	December 31,
	2021	2020
	£’000	£’000
Accruals	5,259	1,234
Other payables	931	98
Other taxation and social security	2,213	255
Corporation tax	6	2
	8,409	1,589